INTANGIBLE ASSETS AND GOODWILL, NET (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,342,890	S/ 1,324,541	S/ 1,269,271
Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	175,653	215,832
Prima AFP - AFP Union Vida [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	107,018	119,367
Mibanco [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	39,093	51,121
Inversiones IMT [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	26,206	26,438
Mibanco - Edyficar Peru [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	3,336	5,155
Credicorp Capital Colombia - Correval [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 0	S/ 13,751